UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873
                                                    -----------

                              The GAMCO Growth Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              -------------

                     Date of reporting period: June 30, 2007
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              THE GAMCO GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The GAMCO Growth Fund (the "Fund") rose 7.2%, while the Russell 1000 Growth Index and the Standard & Poor's ("S&P") 500 Index were up 6.9% and 6.3%, respectively. For the six month period ended June 30, 2007, the Fund gained 8.5% versus gains of 8.1% and 7.0% for the Russell 1000 Growth Index and the S&P 500 Index, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                              Since
                                           Year to                                                          Inception
                                 Quarter    Date    1 Year   3 Year   5 Year   10 Year   15 Year   20 Year  (4/10/87)
---------------------------------------------------------------------------------------------------------------------
  GAMCO GROWTH FUND
    CLASS AAA (B)................ 7.16%    8.46%    15.84%   10.06%    9.36%    5.79%     9.84%    11.31%    11.63%
  S&P 500 Index.................. 6.27     6.96     20.57    11.67    10.70     7.13     11.18     10.81     10.77
  Russell 1000 Growth Index...... 6.86     8.13     19.04     8.70     9.28     4.39      9.03      9.36      9.59
  Class A........................ 7.16     8.46     15.83    10.07     9.37     5.80      9.84     11.31     11.63
                                  1.00(c)  2.22(c)   9.17(c)  7.92(c)  8.08(c)  5.17(c)   9.41(c)  10.99(c)  11.30(c)
  Class B........................ 6.98     8.05     14.96     9.23     8.79     5.52      9.65     11.17     11.48
                                  1.98(d)  3.05(d)   9.96(d)  8.39(d)  8.50(d)  5.52      9.65     11.17     11.48
  Class C........................ 6.98     8.05     14.96     9.25     8.79     5.52      9.65     11.17     11.48
                                  5.98(e)  7.05(e)  13.96(e)  9.25     8.79     5.52      9.65     11.17     11.48

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.44%, 1.44%, 2.19%, AND 2.19%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
    THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE OFFERED ONLY TO INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning         Ending      Annualized      Expenses
                 Account Value   Account Value    Expense      Paid During
                   01/01/07        06/30/07         Ratio         Period*
--------------------------------------------------------------------------------
THE GAMCO GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,084.60        1.47%         $ 7.56
Class A            $1,000.00       $1,084.60        1.47%         $ 7.56
Class B            $1,000.00       $1,080.50        2.22%         $11.39
Class C            $1,000.00       $1,080.50        2.22%         $11.39
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,017.41        1.47%         $ 7.31
Class A            $1,000.00       $1,017.41        1.47%         $ 7.31
Class B            $1,000.00       $1,013.71        2.22%         $11.02
Class C            $1,000.00       $1,013.71        2.22%         $11.02

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GAMCO GROWTH FUND

Software & Services...........................       13.1%
Industrial....................................       12.7%
Financial ....................................       11.3%
Energy........................................       10.3%
Retail........................................        7.2%
Semiconductors ...............................        6.7%
Consumer Staples .............................        6.5%
Pharmaceuticals & Biotechnology ..............        5.8%
Health Care Equipment & Services .............        4.9%
Communications Equipment......................        4.8%
Media ........................................        4.2%
Telecommunications............................        4.2%
Computers & Peripherals ......................        3.3%
Hotels and Gaming.............................        2.4%
Materials.....................................        2.1%
U.S. Treasury Bills...........................        1.8%
Other Assets and Liabilities (Net)............       (1.3)%
                                                     ------
                                                     100.0%
                                                     ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                      MARKET
     SHARES                                           COST            VALUE
     -------                                          ----            -------

              COMMON STOCKS -- 99.5%
              CONSUMER DISCRETIONARY -- 13.8%
              HOTELS AND GAMING -- 2.4%
     120,000  Boyd Gaming Corp...................  $  6,109,095    $  5,902,800
     117,000  Hilton Hotels Corp.................     3,677,164       3,915,990
      60,000  Las Vegas Sands Corp.+.............     4,824,159       4,583,400
      72,000  Marriott International Inc.,
                Cl. A ...........................     2,816,184       3,113,280
      58,000  Starwood Hotels & Resorts
                Worldwide Inc....................     3,688,012       3,890,060
                                                   ------------    ------------
                                                     21,114,614      21,405,530
                                                   ------------    ------------
              MEDIA -- 4.2%
     470,000  Comcast Corp., Cl. A+..............    12,401,707      13,216,400
     235,000  News Corp., Cl. B..................     4,791,301       5,390,900
      50,000  The McGraw-Hill Companies
                Inc. ............................     1,484,439       3,404,000
     355,000  Time Warner Inc....................     7,684,916       7,469,200
     220,000  Viacom Inc., Cl. B+................     8,524,840       9,158,600
                                                   ------------    ------------
                                                     34,887,203      38,639,100
                                                   ------------    ------------
              RETAIL -- 7.2%
      60,000  Abercrombie & Fitch Co.,
                Cl. A  ..........................     4,890,051       4,378,800
     170,000  Coach Inc.+........................     6,666,260       8,056,300
     385,000  CVS Caremark Corp..................    13,747,391      14,033,250
      65,000  Kohl's Corp.+......................     4,636,184       4,616,950
      90,000  NIKE Inc., Cl. B...................     4,650,059       5,246,100
     110,000  Nordstrom Inc......................     5,880,678       5,623,200
      50,000  Polo Ralph Lauren Corp.............     4,277,681       4,905,500
     110,000  Starbucks Corp.+...................     3,163,365       2,886,400
      75,000  Target Corp........................     4,413,403       4,770,000
     133,400  Tiffany & Co.......................     3,643,349       7,078,204
     120,000  Whole Foods Market Inc.............     5,929,425       4,596,000
                                                   ------------    ------------
                                                     61,897,846      66,190,704
                                                   ------------    ------------
              TOTAL CONSUMER
                DISCRETIONARY ...................   117,899,663     126,235,334
                                                   ------------    ------------
              CONSUMER STAPLES -- 6.5%
     400,000  PepsiCo Inc........................    20,595,636      25,940,000
     395,000  Procter & Gamble Co................    22,250,279      24,170,050
     220,000  Walgreen Co........................     6,934,218       9,578,800
                                                   ------------    ------------
              TOTAL CONSUMER
                STAPLES .........................    49,780,133      59,688,850
                                                   ------------    ------------
              ENERGY -- 10.3%
      92,000  Apache Corp........................     6,554,062       7,506,280
     140,000  Canadian Natural
                Resources Ltd....................     7,502,964       9,289,000
     235,000  Chesapeake Energy Corp.............     8,332,270       8,131,000
      38,000  EnCana Corp........................     1,865,397       2,335,100

                                                                      MARKET
     SHARES                                           COST            VALUE
     -------                                          ----            -------

      66,000  GlobalSantaFe Corp.................  $  3,929,239    $  4,768,500
      80,000  Hess Corp..........................     3,768,013       4,716,800
     110,000  Murphy Oil Corp....................     6,369,483       6,538,400
      60,000  National Oilwell Varco Inc.+.......     3,990,993       6,254,400
      83,000  Noble Corp.........................     6,431,810       8,094,160
     140,000  Occidental Petroleum Corp..........     7,165,299       8,103,200
      88,000  Schlumberger Ltd...................     4,346,073       7,474,720
     100,000  Suncor Energy Inc..................     7,502,350       8,992,000
      78,000  Transocean Inc.+...................     6,143,160       8,266,440
      72,000  XTO Energy Inc.....................     3,352,375       4,327,200
                                                   ------------    ------------
              TOTAL ENERGY.......................    77,253,488      94,797,200
                                                   ------------    ------------
              FINANCIAL -- 11.3%
      68,000  Affiliated Managers
                Group Inc.+   ...................     6,770,724       8,755,680
     375,000  American Express Co................    17,892,512      22,942,500
      70,000  Merrill Lynch & Co. Inc............     3,437,986       5,850,600
      70,000  Moody's Corp.......................     4,657,198       4,354,000
     100,000  Morgan Stanley.....................     8,459,109       8,388,000
     165,900  Northern Trust Corp................     9,532,388      10,657,416
     148,800  State Street Corp..................     7,048,651      10,177,920
     128,000  T. Rowe Price Group Inc............     5,445,643       6,641,920
      80,000  The Goldman Sachs
                Group Inc. ......................    13,824,717      17,340,000
     145,000  UBS AG.............................     7,056,748       8,701,450
                                                   ------------    ------------
              TOTAL FINANCIAL....................    84,125,676     103,809,486
                                                   ------------    ------------
              HEALTH CARE -- 10.7%
              HEALTH CARE EQUIPMENT & SERVICES -- 4.9%
      86,000  Alcon Inc..........................     9,865,989      11,602,260
     130,000  St. Jude Medical Inc.+.............     5,141,691       5,393,700
     190,000  Stryker Corp.......................     9,929,919      11,987,100
      70,000  UnitedHealth Group Inc.............     3,872,633       3,579,800
     145,000  Zimmer Holdings Inc.+..............    10,397,832      12,309,050
                                                   ------------    ------------
                                                     39,208,064      44,871,910
                                                   ------------    ------------
              PHARMACEUTICALS & BIOTECHNOLOGY -- 5.8%
     210,000  Celgene Corp.+.....................    12,412,774      12,039,300
      85,000  Genentech Inc.+....................     7,228,806       6,431,100
     140,000  Gilead Sciences Inc.+..............     4,604,780       5,427,800
     100,800  Novo Nordisk A/S, ADR..............     8,022,451      10,952,928
     615,000  Schering-Plough Corp...............    17,326,174      18,720,600
                                                   ------------    ------------
                                                     49,594,985      53,571,728
                                                   ------------    ------------
              TOTAL HEALTH CARE..................    88,803,049      98,443,638
                                                   ------------    ------------
              INDUSTRIAL -- 12.7%
      70,000  C.H. Robinson
                Worldwide Inc....................     2,670,173       3,676,400
     250,000  Emerson Electric Co................    10,637,459      11,700,000
      80,000  Expeditors International of
                Washington Inc...................     3,515,454       3,304,000

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                      MARKET
     SHARES                                           COST            VALUE
     -------                                          ----            -------

              COMMON STOCKS (CONTINUED)
              INDUSTRIAL (CONTINUED)
      35,000  First Solar Inc.+..................  $  3,050,566    $  3,125,150
      70,000  General Dynamics Corp.                  2,885,557       5,475,400
     880,000  General Electric Co................    30,473,822      33,686,400
     240,000  ITT Corp...........................    11,117,197      16,387,200
     130,000  L-3 Communications
                Holdings Inc. ...................     9,832,493      12,660,700
     140,000  Rockwell Collins Inc...............     8,344,809       9,889,600
      25,000  SunPower Corp., Cl. A+.............     1,615,554       1,576,250
      40,000  Suntech Power Holdings
                Co. Ltd., ADR+...................     1,424,548       1,458,800
     195,000  United Technologies Corp. .........     9,590,780      13,831,350
                                                   ------------    ------------
              TOTAL INDUSTRIAL...................    95,158,412     116,771,250
                                                   ------------    ------------
              INFORMATION TECHNOLOGY -- 27.9%
              COMMUNICATIONS EQUIPMENT -- 4.8%
     941,000  Cisco Systems Inc.+................    22,433,222      26,206,850
     130,000  Harris Corp........................     6,357,775       7,091,500
     240,000  QUALCOMM Inc.......................    10,893,789      10,413,600
                                                   ------------    ------------
                                                     39,684,786      43,711,950
                                                   ------------    ------------
              COMPUTERS & PERIPHERALS -- 3.3%
     119,000  Apple Inc.+........................    10,472,682      14,522,760
      80,000  Research In Motion Ltd.+...........    11,757,815      15,999,200
                                                   ------------    ------------
                                                     22,230,497      30,521,960
                                                   ------------    ------------
              SEMICONDUCTORS -- 6.7%
     415,000  Intel Corp.........................    10,456,318       9,860,400
     230,000  MEMC Electronic Materials
                Inc.+  ..........................    13,843,665      14,057,600
     100,000  Microchip Technology Inc...........     2,886,052       3,704,000
     230,000  NVIDIA Corp.+......................     7,898,295       9,501,300
     635,000  Texas Instruments Inc..............    19,669,264      23,895,050
                                                   ------------    ------------
                                                     54,753,594      61,018,350
                                                   ------------    ------------
              SOFTWARE & SERVICES -- 13.1%
     455,000  Adobe Systems Inc.+................    16,459,252      18,268,250
     180,000  Akamai Technologies Inc.+..........     9,412,987       8,755,200
      90,000  Autodesk Inc.+.....................     3,546,022       4,237,200
      30,000  DST Systems Inc.+..................     2,195,134       2,376,300
     210,000  eBay Inc.+.........................     7,682,324       6,757,800
      79,900  Google Inc., Cl. A+................    23,393,530      41,818,062
      25,000  MasterCard Inc., Cl. A.............     2,732,051       4,146,750
     695,000  Microsoft Corp.....................    17,939,989      20,481,650
     175,000  NAVTEQ Corp.+......................     7,407,198       7,409,500
     235,000  Yahoo! Inc.+.......................     7,721,481       6,375,550
                                                   ------------    ------------
                                                     98,489,968     120,626,262
                                                   ------------    ------------
              TOTAL INFORMATION
                TECHNOLOGY.......................   215,158,845     255,878,522
                                                   ------------    ------------

                                                                      MARKET
     SHARES                                           COST            VALUE
     -------                                          ----            -------

              MATERIALS -- 2.1%
      87,000  Allegheny Technologies Inc.........  $  9,162,969    $  9,124,560
     110,000  Commercial Metals Co...............     1,968,277       3,714,700
     130,000  E.I. du Pont de Nemours
                & Co. ...........................     6,823,045       6,609,200
                                                   ------------    ------------
              TOTAL MATERIALS....................    17,954,291      19,448,460
                                                   ------------    ------------
              WIRELESS COMMUNICATIONS -- 4.2%
              TELECOMMUNICATIONS -- 4.2%
     220,000  America Movil SAB de CV,
                Cl. L, ADR ......................    10,485,517      13,624,600
     210,000  China Mobile Ltd., ADR.............    10,479,259      11,319,000
     320,000  Rogers Communications
                Inc., Cl. B .....................    11,259,538      13,596,800
                                                   ------------    ------------
                                                     32,224,314      38,540,400
                                                   ------------    ------------
              TOTAL WIRELESS
                COMMUNICATIONS...................    32,224,314      38,540,400
                                                   ------------    ------------
              TOTAL COMMON STOCKS ...............   778,357,871     913,613,140
                                                   ------------    ------------
   PRINCIPAL
    AMOUNT
   ---------
              U.S. GOVERNMENT OBLIGATIONS -- 1.8%
 $16,641,000  U.S. Treasury Bills,
                4.760% to 4.991%++,
                07/12/07 to 09/27/07.............    16,449,946      16,453,373
                                                   ------------    ------------
              TOTAL
                INVESTMENTS -- 101.3%              $794,807,817     930,066,513
                                                   ============
              OTHER ASSETS AND LIABILITIES (NET) -- (1.3)%          (11,546,349)
                                                                   ------------
              NET ASSETS -- 100.0%.............................    $918,520,164
                                                                   ============
----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt


                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $794,807,817)          $  930,066,513
  Receivable for Fund shares sold..................         241,339
  Dividends receivable.............................         667,520
  Prepaid expense..................................          15,629
                                                     --------------
  TOTAL ASSETs.....................................     930,991,001
                                                     --------------
LIABILITIES:
  Payable to custodian.............................          41,005
  Payable for Fund shares redeemed.................       6,806,380
  Payable for investments purchased................       3,869,161
  Payable for investment advisory fees.............         743,457
  Payable for distribution fees....................         186,360
  Payable for accounting fees......................           3,626
  Other accrued expenses...........................         820,848
                                                     --------------
  TOTAL LIABILITIES................................      12,470,837
                                                     --------------
  NET ASSETS applicable to 27,656,188
    shares outstanding.............................  $  918,520,164
                                                     ==============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.01 par value     $1,673,052,517
  Accumulated net investment loss..................      (2,350,109)
  Accumulated net realized loss on investments.....    (887,440,940)
  Net unrealized appreciation on investments            135,258,696
                                                     --------------
  NET ASSETS.......................................  $  918,520,164
                                                     ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($917,451,411 / 27,623,347
    shares outstanding; unlimited number
    of shares authorized)..........................          $33.21
                                                             ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($239,896 / 7,221 shares outstanding;
    unlimited number of shares authorized).........          $33.22
                                                             ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price).........................          $35.25
                                                             ======
  CLASS B:
  Net Asset Value and offering price per share
    ($312,462 / 9,658 shares outstanding;
    unlimited number of shares authorized).........          $32.35(a)
                                                             ======
  CLASS C:
  Net Asset Value and offering price per share
    ($516,395 / 15,962 shares outstanding;
    unlimited number of shares authorized).........          $32.35(a)
                                                             ======
--------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $143,275).....     $ 4,213,887
  Interest.........................................         222,755
                                                        -----------
  TOTAL INVESTMENT INCOME..........................       4,436,642
                                                        -----------
EXPENSES:
  Investment advisory fees.........................       4,616,374
  Distribution fees - Class AAA....................       1,152,906
  Distribution fees - Class A......................             311
  Distribution fees - Class B......................           1,477
  Distribution fees - Class C.....................            2,029
  Shareholder services fees........................         584,718
  Shareholder communications expenses..............         205,635
  Custodian fees...................................          63,046
  Legal and audit fees.............................          37,451
  Trustees' fees...................................          34,656
  Accounting fees..................................          22,375
  Registration expenses............................          20,245
  Interest expense.................................           3,035
  Miscellaneous expenses...........................          44,764
                                                        -----------
  TOTAL EXPENSES...................................       6,789,022
  Less: Custodian fee credits......................          (2,271)
                                                        -----------
  NET EXPENSES.....................................       6,786,751
                                                        -----------
  NET INVESTMENT LOSS..............................      (2,350,109)
                                                        -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments.................      49,953,619
  Net change in unrealized appreciation/
    depreciation on investments....................      28,384,131
                                                        -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS.................................      78,337,750
                                                        -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS................................     $75,987,641
                                                        ===========


                See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2007          YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2006
                                                                              ----------------      -----------------

OPERATIONS:
  Net investment loss......................................................     $  (2,350,109)       $   (1,935,652)
  Net realized gain on investments.........................................        49,953,619           124,028,687
  Net change in unrealized appreciation/depreciation on investments........        28,384,131           (60,720,080)
                                                                                -------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................        75,987,641            61,372,955
                                                                                -------------        --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA................................................................      (115,269,810)         (244,152,530)
  Class A..................................................................           (58,390)              (14,124)
  Class C..................................................................            82,535              (176,602)
                                                                                -------------        --------------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS     (115,245,665)         (244,343,256)
                                                                                -------------        --------------
  REDEMPTION FEES..........................................................               692                 6,591
                                                                                -------------        --------------
  NET DECREASE IN NET ASSETS...............................................       (39,257,332)         (182,963,710)

NET ASSETS:
  Beginning of period......................................................       957,777,496         1,140,741,206
                                                                                -------------        --------------
  End of period (including undistributed net investment income
    of $0 and $0, respectively)............................................     $ 918,520,164        $  957,777,496
                                                                                =============        ==============

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The GAMCO Growth Fund (the "Fund"), formerly The Gabelli Growth Fund, was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
================================================================================

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
================================================================================

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the fiscal year ended December 31, 2006.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $930,720,149, which are available to reduce future required distributions of net capital gains to shareholders. $579,527,980 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                      GROSS            GROSS
                                                    UNREALIZED       UNREALIZED      NET UNREALIZED
                                     COST          APPRECIATION     DEPRECIATION      APPRECIATION
                                     ----          ------------     ------------      ------------
 Investments.............        $798,330,192      $144,866,770     $(13,130,449)     $131,736,321

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
================================================================================

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $456,272,436 and $556,556,148, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $39,448 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $73 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,375 to the Adviser in connection with the cost of computing the Fund's NAV.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
================================================================================

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2007, there were no borrowings under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Effective February 15, 2007, Class AAA Shares are offered only to investors who were shareholders prior to that date in one or more of the registered funds distributed by Gabelli & Company. Class AAA Shares are offered to these investors only through selected broker/dealers or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $692 and $6,591, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
================================================================================
Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2006
                                                    ----------------------------       ----------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                    ----------     -------------       -----------    -------------
                                                               CLASS AAA                         CLASS AAA
                                                    ----------------------------       ----------------------------
Shares sold .......................................    685,153     $  21,623,580         2,450,572    $  71,744,626
Shares redeemed.................................... (4,312,892)     (136,893,390)      (10,762,763)    (315,897,156)
                                                    ----------     -------------       -----------    -------------
  Net decrease..................................... (3,627,739)    $(115,269,810)       (8,312,191)   $(244,152,530)
                                                    ==========     =============       ===========    =============

                                                                CLASS A                           CLASS A
                                                    ----------------------------       ----------------------------
Shares sold .......................................      1,055     $      31,907             1,400    $      40,639
Shares redeemed....................................     (2,856)          (90,297)           (1,881)         (54,763)
                                                    ----------     -------------       -----------    -------------
  Net decrease.....................................     (1,801)    $     (58,390)             (481)   $     (14,124)
                                                    ==========     =============       ===========    =============


                                                                CLASS C                           CLASS C
                                                    ----------------------------       ----------------------------
Shares sold .......................................      7,906     $     243,706             2,965    $      85,939
Shares redeemed....................................     (5,348)         (161,171)           (9,040)        (262,541)
                                                    ----------     -------------       -----------    -------------
  Net increase (decrease)..........................      2,558     $      82,535            (6,075)   $    (176,602)
                                                    ==========     =============       ===========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS
                         --------------------------------------
                                          Net
              Net Asset               Realized and      Total
  Period        Value,       Net       Unrealized       from
   Ended      Beginning  Investment  Gain/(Loss) on  Investment
December 31   of Period    Loss(a)    Investments    Operations
-----------   ---------  ----------  -------------   ----------
CLASS AAA
   2007(b)      $30.62    $(0.08)       $ 2.67        $ 2.59
   2006          28.81     (0.05)         1.86          1.81
   2005          26.12     (0.13)         2.82          2.69
   2004          24.95     (0.11)         1.28          1.17
   2003          18.99     (0.14)         6.10          5.96
   2002          28.68     (0.17)        (9.52)        (9.69)
CLASS A
   2007(b)      $30.63    $(0.08)       $ 2.67        $ 2.59
   2006          28.82     (0.06)         1.87          1.81
   2005          26.13     (0.12)         2.81          2.69
   2004(e)       24.95     (0.02)         1.20          1.18
CLASS B
   2007(b)      $29.93    $(0.19)       $ 2.61        $ 2.42
   2006          28.38     (0.27)         1.82          1.55
   2005          25.93     (0.32)         2.77          2.45
   2004(e)       24.95     (0.28)         1.26          0.98
CLASS C
   2007(b)      $29.93    $(0.19)       $ 2.61        $ 2.42
   2006          28.38     (0.27)         1.82          1.55
   2005          25.93     (0.32)         2.77          2.45
   2004(e)       24.95     (0.21)         1.19          0.98

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 --------------------------------------------------

                             Net Asset           Net Assets
  Period                      Value,               End of       Net                      Portfolio
   Ended       Redemption     End of     Total     Period    Investment    Operating      Turnover
December 31      Fees(a)      Period    Return+  (in 000's)     Loss        Expenses        Rate
-----------     ---------     -------   -------  ----------  ----------   -----------    ----------
CLASS AAA
   2007(b)       $0.00(c)     $33.21      8.5%   $  917,451    (0.51)%(d)     1.47%(d)       49%
   2006           0.00(c)      30.62      6.3       956,811    (0.19)         1.44           57
   2005           0.00(c)      28.81     10.3     1,139,640    (0.48)         1.49           39
   2004           0.00(c)      26.12      4.7     1,447,655    (0.46)         1.53           31
   2003             --         24.95     31.4     1,881,457    (0.60)         1.47           42
   2002             --         18.99    (33.8)    1,675,816    (0.68)         1.43           30
CLASS A
   2007(b)       $0.00(c)     $33.22      8.5%   $      240    (0.52)%(d)     1.47%(d)       49%
   2006           0.00(c)      30.63      6.3           276    (0.19)         1.44           57
   2005           0.00(c)      28.82     10.3           274    (0.43)         1.47           39
   2004(e)        0.00(c)      26.13      4.7            73    (0.09)         1.60           31
CLASS B
   2007(b)       $0.00(c)     $32.35      8.1%   $      313    (1.26)%(d)     2.22%(d)       49%
   2006           0.00(c)      29.93      5.5           289    (0.94)         2.19           57
   2005           0.00(c)      28.38      9.5           274    (1.22)         2.24           39
   2004(e)        0.00(c)      25.93      3.9           250    (1.12)         2.30           31
CLASS C
   2007(b)       $0.00(c)     $32.35      8.1%   $      516    (1.24)%(d)     2.22%(d)       49%
   2006           0.00(c)      29.93      5.5           401    (0.95)         2.19           57
   2005           0.00(c)      28.38      9.5           553    (1.21)         2.23           39
   2004(e)        0.00(c)      25.93      3.9           226    (0.88)         2.37           31


+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the six months ended June 30, 2007, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.
(e) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.





                          See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 22, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The independent board members noted that the Fund's performance was in or near the top one-third of the funds in its category for the ten year period, was in the top one-half of the funds for the three year period and was in the bottom 25% of the funds for the five and one year period.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent board members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios and the Fund's size were above average within this group. The independent board members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The independent board members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                     Robert J. Morrissey
CHAIRMAN AND CHIEF                        ATTORNEY-AT-LAW
EXECUTIVE OFFICER                         MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                       Anthony R. Pustorino
ATTORNEY-AT-LAW                           CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                 PROFESSOR EMERITUS
                                          PACE UNIVERSITY

James P. Conn                             Anthony Torna
FORMER CHIEF INVESTMENT OFFICER           MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                        Anthonie C. van Ekris
PRESIDENT                                 CHAIRMAN
FLETCHER & COMPANY, INC.                  BALMAC INTERNATIONAL, INC.

John D. Gabelli                           Salvatore J. Zizza
SENIOR VICE PRESIDENT                     CHAIRMAN
GABELLI & COMPANY, INC.                   ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                           Howard F. Ward, CFA
PRESIDENT                                 PORTFOLIO MANAGER

James E. McKee                            Peter D. Goldstein
SECRETARY                                 CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB406Q207SR

                                                                           GAMCO




THE
GAMCO
GROWTH
FUND











                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.